Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital	Reserves	Retained earnings (deficit)	Accumulated other comprehensive income (loss)	Total
Balance at Jun. 30, 2022	$ 262,047	$ 21,945	$ (106,718)	$ (746)	$ 176,528
Balance (in shares) at Jun. 30, 2022	166,402,197
Share-based compensation		16,983			16,983
Share issuance costs	$ (75)				(75)
Stock options exercised	$ 8,447	(3,040)			5,407
Stock options exercised (in shares)	5,950,000
Shares issued for exploration and evaluation assets	$ 2,000				2,000
Shares issued for exploration and evaluation assets (in shares)	400,000
Net income (loss) for the year			(41,989)		(41,989)
Currency translation differences of foreign operations				522	522
Balance at Jun. 30, 2023	$ 272,419	35,888	(148,707)	(224)	159,376
Balance (in shares) at Jun. 30, 2023	172,752,197
Share-based compensation		10,751			10,751
Shares issued under At-The-Market ("ATM")	$ 21,309				21,309
Shares issued under At-The-Market ("ATM") (in shares)	10,613,059
Share issuance costs	$ (1,663)				(1,663)
Stock options exercised	$ 1,463	(693)			770
Stock options exercised (in shares)	550,000
Net income (loss) for the year			147,449		147,449
Currency translation differences of foreign operations				3,301	3,301
Currency translation differences reclassified to net income				(1,519)	(1,519)
Balance at Jun. 30, 2024	$ 293,528	$ 45,946	$ (1,258)	$ 1,558	$ 339,774
Balance (in shares) at Jun. 30, 2024	183,915,256